Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes

a.	Israeli taxation:

1.	Industry Encouragement (Taxes) Law, 1969

The company has the status of an "industrial company" within the meaning of this law. In accordance with this status and by virtue of published regulations, the Company is entitled to claim a depreciation deduction at increased rates in respect of equipment used in industrial activity, as stipulated in regulations by virtue of the Adjustments Law. In addition, the Company is entitled to a reduction in respect of a patent or the right to utilize a patent or knowledge, used for the development or promotion of the plant, to deduct expenses for the issuance of shares listed on the stock exchange and to file a consolidated report under certain conditions.

2.	Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

3.	The Company has not received any final tax assessments since inception.

4.
The Company has net operating losses from prior tax periods which may be subjected to examination in future periods. As of December 31, 2021, the Company’s tax years until December 31, 2015 are subject to statutes of limitation in Israel.

5.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to $5,030 and unrecognized deferred tax liability related to such earning amounted to $1,157 as of December 31, 2021.

c.	The components of the net profit (loss) before the provision for income taxes were as follows:

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Israel	(4,932)	1,293	(83,028)
Foreign	(2,578)	2,781	8,800
Total	(7,510)	4,074	(74,228)

d.	The provision for income taxes was as follows:

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Current:
Israel	$-	$16	$-
Foreign	41	92	$795
Total current income tax expense	41	108	$795
Deferred:
Israel	-	-	-
Foreign	(7)	52	(90)
Total deferred income tax (benefit) expense	(7)	52	(90)
Total provision for income taxes	$34	$160	$705

e.	Reconciliation of the theoretical tax expenses:

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Theoretical income tax expense (benefit)	$(1,727)	$937	$(17,072)
Change in valuation allowance	1,506	(2,235)	26,822
Return to provision true ups	-	-	(2,490)
Foreign tax rate differentials	56	(150)	(76)
Non-deductible Share-based compensation	26	910	1,513
Non-deductible expenses	122	1,290	1,517
Deductible expenses	-	-	(9,661)
Foreign exchange impact	(41)	(357)	273
State Taxes	-	-	63
Other	92	(235)	(184)
Total	$34	$160	$705

f.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2020	2021
	(in thousands)

Deferred tax assets:
Net operating loss carryforwards *)	6,052	30,129
Research and development expenses	2,889	4,327
Leasing liabilities	1,018	4,823
Accruals and reserves	296	351
Share-based compensation	-	1,371
Gross deferred tax assets	10,255	41,001
Valuation allowance	(9,255)	(36,077)
Total deferred tax assets	1,000	4,924

Deferred tax liabilities:
Deferred contract acquisition costs	90	376
Leasing assets	957	4,548
Property and equipment	43	-
Gross deferred tax liabilities	1,090	4,924
Net deferred taxes	$90	-

*) Refer to note 8g.

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2020 and 2021 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the year ended December 31, 2021 was a decrease of $26,822.

As of December 31, 2021, the Company had approximately $103,832 in net operating loss carryforwards in Israel that can be carried forward indefinitely.

g.	Uncertain tax position

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2020	2021
	(in thousands)

Beginning balance	-	-
Increases related to tax positions taken during the current year *)	-	19,389
Ending balance	-	19,389

*) As of December 31, 2021 unrecognized tax benefit in amount of $19.4 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.